LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Claims Outstanding - Not expired at year end [Member] - Participating Life Insurance Contract [Member] - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Claims outstanding
Gross claims outstanding at 1 January		£ 225	£ 209
Cash paid for claims settled in the year		(306)	(321)
Increase/(decrease) in liabilities charged to the income statement	[1]	335	337
		29	16
Gross claims outstanding at 31 December		254	225
Net claims outstanding at 31 December		254	225
Notified claims		170	174
Incurred but not reported		£ 84	£ 51

[1]	Of which an increase of 367 million (2017: 350 million) was in respect of current year claims and a decrease of 32 million (2017: a decrease of 13 million) was in respect of prior year claims.